CERTAIN TRANSACTIONS (Details 1)	0 Months Ended					0 Months Ended				0 Months Ended								0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 02, 2011 USD ($)	Oct. 14, 2011 USD ($)	Mar. 02, 2011 USD ($)	Dec. 31, 2012 Ratiopharm [Member] USD ($)	Aug. 10, 2010 Ratiopharm [Member] USD ($)	Jan. 05, 2011 Laboratoire Theramex [Member] USD ($)	Jan. 05, 2011 Laboratoire Theramex [Member] EUR (€)	Dec. 31, 2012 Infarmasa [Member]	Dec. 31, 2012 Cephalon [Member]	Oct. 14, 2011 Cephalon [Member] USD ($)	Oct. 14, 2011 Cephalon [Member] Convertibledebtissuedtwoprecentdue 2015 [Member] USD ($)	Oct. 14, 2011 Cephalon [Member] Convertibledebtissuedtwopointfiveprecentdue 2014 [Member] USD ($)	Jul. 14, 2011 Taiyo [Member] USD ($)	Dec. 31, 2012 Curetech [Member]	Sep. 28, 2011 Curetech [Member] USD ($)	Sep. 26, 2011 Japanese Venture [Member] USD ($)
Business Acquisition [Line Items]
Date acquired	January 2011					August 10, 2010				January 2011	In October 2011				July 2011	September 2011		September 2011
Business Acquisition Cost Of Acquired Entity Purchase Price [Abstract]
Purchase price in US dollars				$ 6,500,000,000			$ 5,200,000,000	$ 355,000,000							$ 1,092,000,000			$ 150,000,000
Purchase price in a currency other than US dollars									267,000,000
Amount borrowed to fund a portion of the cash component of the purchase price						1,500,000,000
Original principal amount of debt instrument			5,000,000,000		750,000,000	2,500,000,000
Business Acquisition, Percentage of Voting Interests Acquired																	75.00%	100.00%
Equity Method Investment Additional Investment Option Exercised																	19,000,000
Debt Conversion Original Debt Amount 2010													820,000,000	500,000,000
Convertible Debt Aggregate Amount Conversion												2,100,000,000
Equity Method Investment Ownership Percentage																	33.00%
Assets acquired
Current assets												2,850,000,000
Investment and other non-current assets												426,000,000
Property, plant and equipment												359,000,000
Identifiable intangible asset - existing product rights				2,555,000,000			1,658,000,000
Identifiable intangible asset - existing trade name							139,000,000					9,000,000
Identifiable intangible asset - existing products and trade name												2,564,000,000
Research and development in-process				1,296,000,000								1,296,000,000
Goodwill							2,795,000,000					3,279,000,000
Total assets acquired												10,774,000,000
Liabilities assumed
Current liabilities												832,000,000
Long-term liabilities, including deferred taxes												1,099,000,000
Short-term Debt												2,082,000,000
Contingent consideration												171,000,000
Total liabilities assumed												4,184,000,000
Non-controlling interests	99,000,000	148,000,000										79,000,000
Net assets acquired												$ 6,511,000,000
Additional Business Combination Disclosures [Abstract]
Acquired Finite Lived Intangible Assets Weighted Useful Life Min												3
Acquired Finite Lived Intangible Assets Weighted Useful Life Max												12